Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	$ 63.0	$ 22.9
Additions to property, plant and equipment	(11.7)	(27.7)
Proceeds from sale of property, plant and equipment	6.5
Changes in restricted cash	(5.6)	(26.5)
Other investing activities	(3.6)	0.1
Net cash used in investing activities	(14.4)	(54.1)
Principal amount of long-term debt repayments	(72.5)
Payments of dividends		(24.9)
Changes in cash overdrafts	(79.8)	(17.9)
Net cash provided by (used in) financing activities	(152.3)	(42.8)
Net increase (decrease) in cash and cash equivalents	(103.7)	(74.0)
Cash and cash equivalents, beginning of period	535.7	591.7
Cash and cash equivalents, end of period	432.0	517.7
RadioShack Corporation [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	(28.9)	(58.7)
Additions to property, plant and equipment	(10.9)	(25.4)
Proceeds from sale of property, plant and equipment	6.5
Changes in restricted cash	(5.6)	(26.5)
Other investing activities	(3.6)	0.1
Return of capital from subsidiary	6.0
Net cash used in investing activities	(7.6)	(51.8)
Principal amount of long-term debt repayments	(72.5)
Payments of dividends		(24.9)
Changes in cash overdrafts	(79.8)	(17.9)
Change in intercompany receivable/payable	197.7	152.1
Net cash provided by (used in) financing activities	45.4	109.3
Net increase (decrease) in cash and cash equivalents	8.9	(1.2)
Cash and cash equivalents, beginning of period	84.9	154.6
Cash and cash equivalents, end of period	93.8	153.4
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	98.8	90.2
Additions to property, plant and equipment		(1.5)
Proceeds from sale of property, plant and equipment
Other investing activities	(2.9)
Return of capital from subsidiary	6.0
Net cash used in investing activities	3.1	(1.5)
Payment of capital distribution	(6.0)
Capital contribution	2.9
Change in intercompany receivable/payable	(206.7)	(149.6)
Net cash provided by (used in) financing activities	(209.8)	(149.6)
Net increase (decrease) in cash and cash equivalents	(107.9)	(60.9)
Cash and cash equivalents, beginning of period	430.5	404.9
Cash and cash equivalents, end of period	322.6	344.0
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	(6.9)	(8.6)
Additions to property, plant and equipment	(0.8)	(0.8)
Proceeds from sale of property, plant and equipment
Other investing activities	(2.9)
Net cash used in investing activities	(3.7)	(0.8)
Payment of capital distribution	(6.0)
Capital contribution	2.9
Change in intercompany receivable/payable	9.0	(2.5)
Net cash provided by (used in) financing activities	5.9	(2.5)
Net increase (decrease) in cash and cash equivalents	(4.7)	(11.9)
Cash and cash equivalents, beginning of period	20.3	32.2
Cash and cash equivalents, end of period	15.6	20.3
Eliminations [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities
Additions to property, plant and equipment
Proceeds from sale of property, plant and equipment
Changes in restricted cash
Other investing activities	5.8
Return of capital from subsidiary	(12.0)
Net cash used in investing activities	(6.2)
Payments of dividends
Changes in cash overdrafts
Payment of capital distribution	12.0
Capital contribution	(5.8)
Change in intercompany receivable/payable
Net cash provided by (used in) financing activities	6.2
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period